Put option liabilities	12 Months Ended
Dec. 31, 2024
Put Option Liabilities [Abstract]
Put option liabilities

24 Put option liabilities

In July 2019, WeRide Hong Kong Ltd. (“WeRide HK”) and Guangzhou Jingqi entered into an agreement with two investors. Pursuant to the agreement, 1) WeRide HK, Guangzhou Jingqi and the investors together established a new company, Wenyuan Yuexing (Guangdong) Chuxing Technology Co., Ltd. (“Wenyuan Yuexing”) in which the Group has control; 2) the investors injected capital of RMB36.0 million and 28.8 million in exchange for 20% and 16% equity interest of Wenyuan Yuexing, respectively; and 3) the investors have the right to require the Group to repurchase all or a part of their equity interests in Wenyuan Yuexing and to require the Group to pay any shortfall if their investment return falls below 10% of the original injection amount, if Wenyuan Yuexing cannot complete an initial public offering before August 2025. Based on negotiation among the Group and the shareholders of Wenyuan Yuexing, the Group has redeemed 15% equity interest from one of the investors in 2021.

Since the Group is obligated to pay cash to the investors upon occurrence of certain events beyond the Group’s control, the put option liabilities were initially recognized at present value of redemption amount by the Group with reference to the present value of the estimated future cash outflows, and were accreted to redemption amount subsequently. The movements of the put option liabilities during the years presented are set out as below:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
As of January 1	39,184	39,812	40,449
Changes in carrying amount (Note 8)	628	637	650
As of December 31	39,812	40,449	41,099